PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	December 31,	September 30,
	2021	2022
Cost:
Buildings	305	305
Leasehold improvements	10,467	10,741
Furniture, fixtures and equipment	2,348	2,402
Motor vehicles	3	3
	13,123	13,451
Less: Accumulated depreciation	6,845	7,500
	6,278	5,951
Construction in progress	778	853
Property and equipment, net	7,056	6,804

Depreciation expense was RMB970 and RMB985 for the nine months ended September 30, 2021 and 2022, respectively.

The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.

The Group performed a recoverability test of its hotels property and equipment with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the hotels property and equipment exceeded the future undiscounted net cash flows, and recognized an impairment loss of RMB9 and RMB39 during the nine months ended September 30, 2021 and 2022, respectively.